Offerings - Offering: 1	Sep. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Medium-Term Senior Notes, Series G
Amount Registered | shares	35,109
Proposed Maximum Offering Price per Unit	127.73
Maximum Aggregate Offering Price	$ 4,484,472.57
Fee Rate	0.01381%
Amount of Registration Fee	$ 619.31
Offering Note	The filing fee paid with this filing pursuant to Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), was originally deferred in accordance with Rule 456(b) under the Securities Act.